CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from VIP Gaming Operations	$ 233,822,859	$ 236,850,159	$ 236,300,623
Total Revenues	233,822,859	236,850,159	236,300,623
Expenses
- Commission to Junket Agents	188,448,178	182,639,067	154,569,837
- Selling, General and Administrative Expenses	26,506,299	21,485,944	18,340,972
- Special Rolling Tax	1,662,714	1,704,851	1,815,034
- Amortization of Intangible Assets	16,365,034	13,187,006	6,622,238
Total Expenses	232,982,225	219,016,868	181,348,081
Operating income attributable to ordinary shareholders before change in fair value of contingent consideration	840,634	17,833,291	54,952,542
Change in Fair Value of Contingent Consideration for the Acquisitions of King's Gaming, Bao Li Gaming and Oriental VIP Room	(60,918,569)	(12,445,789)	15,166,700
Net (Loss) Income Attributable to Ordinary Shareholders	(60,077,935)	5,387,502	70,119,242
Other Comprehensive (Loss) Income
Foreign Currency - Translation Adjustment	65,092	(76,610)	669,109
Total Comprehensive (Loss) Income	$ (60,012,843)	$ 5,310,892	$ 70,788,351
Net (Loss) Income Per Share
Basic (in dollars per share)	$ (0.99)	$ 0.10	$ 1.53
Diluted (in dollars per share)	$ (0.99)	$ 0.10	$ 1.53
Weighted Average Shares Outstanding
Basic (in shares)	60,781,915	53,030,405	45,752,743
Diluted (in shares)	60,781,915	53,210,572	45,752,922